Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,811,000
Previously Paid Amount	0.00
Total Fee Amount	250.10
Total Offset Amount	0.00
Net Fee	250.10
Narrative - Max Aggregate Offering Price	$ 1,811,000
Final Prospectus	true